Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities of continuing operations (CHF million)
Net income	857	2,560
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	611	537
Provision for credit losses	32	(21)
Deferred tax provision/(benefit)	(65)	489
Share of net income/(loss) from equity method investments	49	(26)
Trading assets and liabilities, net	(13,363)	(9,840)
(Increase)/decrease in other assets	(6,377)	(10,807)
Increase/(decrease) in other liabilities	6,659	15,990
Other, net	1,554	788
Total adjustments	(10,900)	(2,890)
Net cash provided by/(used in) operating activities of continuing operations	(10,043)	(330)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	(269)	(977)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	10,355	1,067
Purchase of investment securities	(25)	(1,044)
Proceeds from sale of investment securities	339	2,096
Maturities of investment securities	106	1,289
Investments in subsidiaries and other investments	(615)	(791)
Proceeds from sale of other investments	1,056	2,447
(Increase)/decrease in loans	(5,385)	(4,562)
Proceeds from sale of loans	522	230
Capital expenditures for premises and equipment and other intangible assets	(664)	(711)
Proceeds from sale of premises and equipment and other intangible assets	8	3
Other, net	2,031	124
Net cash provided by/(used in) investing activities of continuing operations	7,459	(829)
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	(3,007)	16,885
Increase/(decrease) in short-term borrowings	(7,814)	413
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	11,587	(10,240)
Issuances of long-term debt	18,994	23,450
Repayments of long-term debt	(27,439)	(18,738)
Sale of treasury shares	0	614
Repurchase of treasury shares	0	(612)
Dividends paid/capital repayments	(176)	(338)
Excess tax benefits related to share-based compensation	14	0
Other, net	(850)	18
Net cash provided by/(used in) financing activities of continuing operations	(8,691)	11,452
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(199)	(6,774)
Net cash provided by/(used in) discontinued operations (CHF million)
Net cash provided by/(used in) operating activities of discontinued operations	0	25
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(11,474)	3,544
Cash and due from banks at beginning of period	111,224	65,347
Cash and due from banks at end of period	99,750	68,891
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	478	629
Cash paid for interest	8,538	9,224
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	2,418	0
Fair value of liabilities assumed	2,418	0